OPERATING LEASES - Breakout of operating leases (Details) - New Dragonfly - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021
Operating lease right of use asset	$ 5,709	$ 993	$ 5,158	$ 5,709
Short-term operating lease liabilities	1,082	225	1,131	1,082
Long-term operating lease liabilities	4,694	758	4,116	4,694
Total operating lease liabilities	$ 5,776	$ 983	$ 5,247	$ 5,776
Weighted average remaining lease term	4 years 7 months 6 days	3 years 10 months 24 days	4 years 1 month 6 days	4 years 7 months 6 days
Weighted average discount rate	5.20%	6.00%	5.20%	5.20%
Cash paid for amounts included in the measurement of lease liabilities	$ 952	$ 148